Expense Example - Stablecoin Reserves Portfolio [Member]	Oct. 31, 2025 USD ($)
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Institutional [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	97
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Institutional Select [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	$ 113